Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	$ 6,061		$ 4,059
Accumulated depreciation	(763)		(615)
Property, Plant and Equipment, Net	5,298	[1]	3,444
Terminalling and Transportation
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	2,490		2,076
Gathering and Processing
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	3,533		1,983
Transportation Equipment [Member]
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	$ 38		$ 0

[1]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.